Convertible Preferred Shares - Additional Information (Details) - Series A Convertible Preferred Shares - shares	Feb. 20, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Temporary Equity [Line Items]
Conversion of convertible preferred share into ordinary shares, Shares	91,600,398
Temporary equity, shares authorized		0	0
Temporary equity, shares outstanding		0	0	91,600,398